Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
March 31, 2026
MNF-NPRT1-0526
1.814649.121
Municipal Securities - 99.1%
	Principal Amount (a)	Value ($)
Guam - 0.7%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,026,264
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2028	1,550,000	1,595,381
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,275,000	1,372,305
TOTAL SPECIAL TAX		2,967,686
TOTAL GUAM		3,993,950
Michigan,Minnesota,New York - 0.9%
Synthetics - 0.9%
Bloomington Minn Multifamily Hsg Rev Participating VRDN Series 2024 BAML6027, 3% 12/1/2030 (Liquidity Facility Bank of America, N.A.) (c)(d)	5,200,000	5,200,000
Minnesota - 95.9%
Education - 10.0%
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2028 (Univ of MN Foundation Guaranteed)	450,000	477,039
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2029 (Univ of MN Foundation Guaranteed)	300,000	323,773
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2030 (Univ of MN Foundation Guaranteed)	310,000	339,719
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2031 (Univ of MN Foundation Guaranteed)	560,000	621,185
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2027	200,000	204,366
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2028	250,000	261,064
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2029	350,000	372,304
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2030	375,000	405,080
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2031	375,000	410,750
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2032	330,000	365,889
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2033	200,000	223,693
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2034	285,000	321,143
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2035	275,000	310,967
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2036	135,000	153,992
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2037	300,000	336,928
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2038	300,000	333,356
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2039	325,000	357,203
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2040	275,000	300,343
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2041	200,000	216,362
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2042	225,000	242,388
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2043	205,000	220,049
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2044	200,000	212,869
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2045	225,000	237,304
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2046	285,000	298,706
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2051	1,150,000	1,177,910
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5.25% 3/1/2056	1,000,000	1,035,835
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5.5% 3/1/2066	3,000,000	3,156,472
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2027	1,000,000	1,034,714
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2028	1,000,000	1,053,218
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2029	750,000	801,583
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2030	675,000	730,793
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2031	625,000	684,389
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,463,765
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,017,344
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	5,942,650
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	190,220
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	194,496
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	477,103
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	281,793
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	196,205
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	437,632
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	663,723
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	712,188
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	210,941
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	600,108
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	634,097
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	355,244
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	155,491
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	260,708
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	404,959
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	154,648
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	128,134
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	127,347
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	101,356
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,456,547
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	410,532
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	603,450
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	688,808
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	471,283
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	130,000	132,391
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,178,703
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,563,023
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,495,569
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	870,971
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	427,314
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (c)	3,000,000	3,051,769
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,204,203
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,232,259
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (e)	3,600,000	3,800,526
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,100,986
TOTAL EDUCATION		57,619,872
Electric Utilities - 4.9%
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2036 (Assured Guaranty Inc Insured)	315,000	296,426
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2037 (Assured Guaranty Inc Insured)	255,000	236,716
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2038 (Assured Guaranty Inc Insured)	240,000	219,305
Central Minnesota Municipal Power Agency Series 2021, 4% 1/1/2042 (Assured Guaranty Inc Insured)	340,000	338,327
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,001,981
Chaska Minn Elec Rev 5% 10/1/2029	785,000	788,054
Elk River Minn Elec Rev Series 2021B, 2% 8/1/2036	400,000	321,626
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,001,854
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	237,630
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	403,596
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,006,909
Moorhead Minn Pub Util Rev Series 2016 A, 2.625% 11/1/2033	755,000	687,401
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2035	795,000	701,192
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2036	815,000	699,877
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	500,978
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	921,887
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	521,061
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	350,711
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	406,625
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	482,325
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	527,314
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Inc Insured)	1,050,000	1,127,702
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Inc Insured)	500,000	544,341
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Inc Insured)	345,000	372,310
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Inc Insured)	360,000	387,086
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	650,000	673,740
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	99,790
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	340,000	318,849
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	469,033
Southern Minnesota Municipal Power Agency 5% 1/1/2029	2,175,000	2,309,261
Southern Minnesota Municipal Power Agency 5% 1/1/2030	1,900,000	2,049,723
Southern Minnesota Municipal Power Agency 5% 1/1/2031	800,000	873,912
Southern Minnesota Municipal Power Agency 5% 1/1/2032	675,000	747,580
Southern Minnesota Municipal Power Agency 5% 1/1/2033	775,000	865,004
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,235,000	1,324,322
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2031	1,000,000	1,096,578
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2032	1,175,000	1,303,968
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2033	1,600,000	1,792,025
TOTAL ELECTRIC UTILITIES		28,007,019
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	542,613
General Obligations - 43.3%
Aitkin Cnty Minn Gen. Oblig. 3.2% 2/1/2038	250,000	230,112
Aitkin Cnty Minn Gen. Oblig. 3.25% 2/1/2039	465,000	423,582
Annandale Minn Indpt Sch Dist No 876 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	600,000	537,127
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,287,416
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,355,035
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,420,493
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,806,989
Becker Minn Gen. Oblig. Series 2021A, 2% 2/1/2031	810,000	734,082
Big Lake Minn Indpt Sch Dist No 727 Series 2022A, 2% 2/1/2034 (Minnesota St Guaranteed)	640,000	532,923
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	912,563
Burnsville MN Gen. Oblig. Series 2020 A, 2% 12/20/2040	530,000	386,430
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,144,927
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	861,695
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	886,827
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2035 (Minnesota St Guaranteed)	375,000	315,138
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2036 (Minnesota St Guaranteed)	550,000	450,257
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,067,344
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,103,236
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,071,045
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	456,866
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	469,413
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,039,704
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	250,000	200,189
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	805,000	615,511
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	645,000	591,361
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	475,000	419,331
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2031 (Minnesota St Guaranteed) (b)	2,750,000	2,337,266
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	1,900,000	1,559,391
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	1,925,000	1,514,945
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (b)	1,380,000	1,038,881
Eastern Carver County Schools Independent School District No 112 Series 2025A, 3.25% 2/1/2037 (Minnesota St Guaranteed)	2,740,000	2,603,166
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2039 (Minnesota St Guaranteed)	650,000	494,707
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2040 (Minnesota St Guaranteed)	710,000	522,236
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,077,295
Elk River Minn Gen. Oblig. 2% 8/1/2037	275,000	213,973
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,892,475
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	290,124
Hopkins Minn Ind Sch Dst 270 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	3,000,000	2,909,195
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,320,439
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	498,086
Jackson Cnty Cent MN Isd#2895 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	700,000	631,435
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	971,827
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	983,721
Lakevill MN Indpt Sch Dist 194 2% 2/1/2034 (Minnesota St Guaranteed)	720,000	613,517
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,185,816
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,560,207
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,338,756
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	3,091,502
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	3,086,542
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,420,879
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	599,494
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	651,274
McGregor Independent School District No 4 Series 2020 A, 2% 2/1/2041 (Minnesota St Guaranteed)	440,000	304,597
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,752,127
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	831,570
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2037	3,060,000	2,480,414
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,206,060
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2027	3,500,000	3,578,947
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2028	3,500,000	3,664,879
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2029	2,645,000	2,827,984
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2030	2,900,000	3,157,108
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2031	2,940,000	3,251,225
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2032	2,845,000	3,188,485
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2033	2,825,000	3,198,764
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2034	2,620,000	2,991,245
Minneapolis MN Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	336,831
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2041	4,885,000	4,185,324
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2042	4,510,000	3,812,333
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,271,871
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,329,986
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,741,121
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,437,389
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,633,292
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,037,220
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	930,308
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,308,732
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,772,697
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,249,376
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,302,840
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,679,887
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,757,597
Minneapolis Special School District No 1 Series 2025 C, 5% 2/1/2030 (Minnesota St Guaranteed)	6,340,000	6,863,144
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,882
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,656
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,001,446
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,022,824
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (c)	7,000,000	7,089,989
Minnesota Municipal Gas Agency Series 2026A, 5% 9/1/2035 (Nomura Holdings Inc Guaranteed)	6,000,000	6,181,979
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,777,326
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	405,250
Minnesota St Gen. Oblig. Series 2020 B, 2% 8/1/2034	1,335,000	1,138,997
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,673,983
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	4,000,000	4,016,308
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	2,978,918
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2028 (Minnesota St Guaranteed) (b)	185,000	175,922
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	200,000	184,549
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	195,000	174,124
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2031 (Minnesota St Guaranteed) (b)	155,000	133,664
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	150,000	124,745
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2044 (Minnesota St Guaranteed) (b)	2,325,000	1,081,252
Moorhead Minn ISD No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,116,730
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	260,722
Moorhead MN Gen. Oblig. Series 2025 A, 3.25% 9/1/2028	2,125,000	2,121,216
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,860,857
Murray Cnty Minn Gen. Oblig. 2% 4/1/2036	605,000	485,550
Murray Cnty Minn Gen. Oblig. 2.125% 4/1/2037	620,000	491,280
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2038	630,000	493,538
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2039	645,000	492,999
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2040	660,000	486,382
Murray Cnty Minn Gen. Oblig. 2.375% 4/1/2041	675,000	490,343
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	205,529
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,019,682
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2028 (Minnesota St Guaranteed) (b)	140,000	131,754
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	145,000	126,462
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	260,000	208,546
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	250,000	191,584
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2034 (Minnesota St Guaranteed) (b)	265,000	194,018
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2035 (Minnesota St Guaranteed) (b)	450,000	311,884
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2036 (Minnesota St Guaranteed) (b)	450,000	297,480
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2037 (Minnesota St Guaranteed) (b)	350,000	219,716
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2038 (Minnesota St Guaranteed) (b)	350,000	208,578
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2039 (Minnesota St Guaranteed) (b)	350,000	196,777
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2040 (Minnesota St Guaranteed) (b)	335,000	178,695
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2041 (Minnesota St Guaranteed) (b)	275,000	136,814
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2042 (Minnesota St Guaranteed) (b)	250,000	117,139
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2043 (Minnesota St Guaranteed) (b)	275,000	121,708
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2044 (Minnesota St Guaranteed) (b)	200,000	82,904
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2045 (Minnesota St Guaranteed) (b)	125,000	48,632
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2047 (Minnesota St Guaranteed) (b)	325,000	108,686
Nobles Cnty Minn Gen. Oblig. Series 2020B, 2.125% 1/1/2045	810,000	532,165
North Mankato Minn For Issuesdtd Prior To 08/01/07 See 660750 Gen. Oblig. Series 2021 A, 2% 2/1/2032	675,000	598,341
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,603,594
Northfield Minn Gen. Oblig. 2% 2/1/2029	155,000	150,438
Olmsted Cnty MN Gen. Oblig. Series 2016 A, 2% 2/1/2029	2,160,000	2,078,668
Osseo MN Indpt Sch Dist # 279 (Minnesota St Proj.) Series 2020A, 2% 2/1/2038	3,205,000	2,451,605
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,119,304
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	2,000,400
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,452,292
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,494,241
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2% 2/1/2037 (Minnesota St Guaranteed)	1,000,000	800,709
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.25% 2/1/2043 (Minnesota St Guaranteed)	1,275,000	886,158
Plymouth Minn Gen. Oblig. Series 2020A, 2% 2/1/2041	2,485,000	1,779,715
Ramsey Cnty MN Gen. Oblig. Series 2021 A, 2% 2/1/2040	500,000	363,854
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	731,237
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	825,292
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	888,075
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	490,000	449,571
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	856,672
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	1,023,355
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,036,956
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	990,054
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,412,431
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	862,403
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,130,801
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,381,833
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	287,319
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2027 (Minnesota St Guaranteed) (b)	305,000	297,597
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	630,000	556,641
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2040	465,000	334,194
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2041	475,000	330,228
St Louis Park MN Gen. Oblig. Series 2020A, 2.125% 2/1/2042	480,000	330,526
St Paul MN Indpt Sch Dist No 625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,592,918
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	531,993
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	265,952
Stewartville Independent School District No 534 Series 2022A, 2% 2/1/2032 (State of Michigan Guaranteed)	785,000	708,110
Virginia MN Series 2019A, 3% 2/1/2038 (Minnesota St Guaranteed)	2,050,000	1,839,909
Waconia Minn Isd No 110 Series 2025A, 5% 2/1/2037 (Minnesota St Guaranteed)	3,050,000	3,285,405
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2029	1,100,000	1,187,846
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2030	680,000	744,898
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	1,000,277
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	815,970
Washington Cnty Minn Gen. Oblig. Series 2019 A, 2.375% 2/1/2036	1,590,000	1,388,392
Watertown Minn ISD No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	1,000,000	898,136
West St Paul MN Indept Sch Dis 2% 2/1/2032 (Minnesota St Guaranteed)	765,000	687,446
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,892,397
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,887,071
West St Paul MN Indept Sch Dis Series 2018 A, 4% 2/1/2029 (Minnesota St Guaranteed)	1,185,000	1,197,542
White Bear Lk MN Indpt SD 624 Series 2020A, 2.25% 2/1/2037 (Minnesota St Guaranteed)	5,770,000	4,755,843
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,079,013
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,761,038
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,825,301
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,298,349
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,358,763
TOTAL GENERAL OBLIGATIONS		249,420,355
Health Care - 19.0%
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.375% 9/1/2045	400,000	406,098
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.5% 9/1/2055	500,000	501,288
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031	210,000	226,152
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032	275,000	298,230
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033	315,000	343,330
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034	305,000	334,347
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035	320,000	348,793
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036	335,000	362,662
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037	280,000	301,034
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038	370,000	395,286
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039	385,000	409,216
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	553,330
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	560,947
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,155,981
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	250,800
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	361,569
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	979,672
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,103,517
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,334,386
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,115,000	1,885,738
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	801,172
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,260,000	1,164,624
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	695,536
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,500,668
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,300,495
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,000,315
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,356,305
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,417,256
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,945,768
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,011,503
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	909,183
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	585,290
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	504,205
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2039	1,000,000	1,078,852
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2040	2,100,000	2,245,287
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2041	4,000,000	4,236,908
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,396,475
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,351,940
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,729,082
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,221,457
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (c)	11,625,000	12,510,387
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Inc Insured)	850,000	850,666
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,201,303
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 2.9% 11/15/2048, LOC Bank of America NA VRDN (c)	17,575,000	17,575,000
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,633,756
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,440,800
Rochester MN Health Care Facs (Mayo Clinic Proj.) 2.15% 11/15/2038 VRDN (c)	3,125,000	3,125,001
Rochester MN Health Care Facs (Mayo Clinic Proj.) 4.375% 11/15/2053	1,000,000	950,351
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,700,105
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2025, 5.75% 11/1/2055	1,000,000	986,503
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	633,356
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,046,541
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	5,500,000	5,525,819
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	175,000	164,947
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	471,519
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	664,290
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	862,614
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	676,061
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	288,113
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	302,554
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	407,802
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	428,033
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	398,387
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,958,891
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	486,714
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	951,854
TOTAL HEALTH CARE		109,806,064
Housing - 11.7%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (c)	3,250,000	3,261,424
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,468,081	2,175,332
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,731,943	5,391,287
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,327,056
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	740,000	732,131
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	4,420,000	4,410,859
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,155,000	2,148,651
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	1,285,000	1,300,061
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	1,775,000	1,885,782
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,043,080
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	2,660,000	2,627,244
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (e)	830,000	709,929
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	790,000	776,690
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,275,000	2,404,916
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	855,000	916,093
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,705,000	1,844,897
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 2.5% 7/1/2040	300,000	239,846
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	685,000	684,532
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	687,913
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,520,955
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,382,741
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,385,000	5,829,872
Minnesota St Hsg Fin Agy (Minnesota Housing Finance Agency Proj.) Series 2026A, 6% 7/1/2056	10,000,000	11,223,101
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	601,830	530,184
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,272,300	1,021,328
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2020 B, 2.35% 6/1/2050	536,510	425,190
Minnesota St Hsg Fin Agy Series 2025 L, 6% 7/1/2056	6,000,000	6,607,268
Woodbury Minn Hsg & Redev Authmultifamily Hsg Rev Series 2025, 3.2% tender 2/1/2046 (c)	2,600,000	2,607,386
TOTAL HOUSING		67,715,748
Other - 0.8%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	501,298
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,031,041
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	646,367
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	723,501
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,444,532
TOTAL OTHER		4,346,739
Transportation - 5.8%
Minneapolis Met Airport Commis 5% 1/1/2027 (e)	350,000	355,320
Minneapolis Met Airport Commis 5% 1/1/2028 (e)	430,000	435,471
Minneapolis Met Airport Commis 5% 1/1/2029 (e)	240,000	243,331
Minneapolis Met Airport Commis 5% 1/1/2030 (e)	480,000	486,426
Minneapolis Met Airport Commis 5% 1/1/2031 (e)	200,000	202,557
Minneapolis Met Airport Commis 5% 1/1/2032 (e)	200,000	202,364
Minneapolis Met Airport Commis 5% 1/1/2033 (e)	220,000	222,457
Minneapolis Met Airport Commis 5% 1/1/2034 (e)	225,000	227,359
Minneapolis Met Airport Commis 5% 1/1/2035 (e)	225,000	227,210
Minneapolis Met Airport Commis 5% 1/1/2036 (e)	220,000	221,990
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,540,000	4,614,348
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,400,000	2,437,849
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,944,228
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (e)	1,780,000	1,714,731
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (e)	1,300,000	1,392,796
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (e)	1,600,000	1,609,371
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (e)	3,000,000	3,151,130
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (e)	12,690,000	12,894,654
TOTAL TRANSPORTATION		33,583,592
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	836,498
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	940,713
TOTAL WATER & SEWER		1,777,211
TOTAL MINNESOTA		552,819,213
Puerto Rico - 1.6%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,705,673	1,237,863
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	628,236
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,550,302
TOTAL GENERAL OBLIGATIONS		3,416,401
Health Care - 0.6%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	99,741
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	74,899
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	956,601
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	595,002
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	1,380,000	1,454,678
TOTAL HEALTH CARE		3,180,921
Housing - 0.4%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	2,565,000	2,661,269
TOTAL PUERTO RICO		9,258,591
TOTAL MUNICIPAL SECURITIES (Cost $579,772,839)		571,271,754

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $579,772,839)	571,271,754
NET OTHER ASSETS (LIABILITIES) - 0.9%	4,946,760
NET ASSETS - 100.0%	576,218,514

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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